Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,934	$ 1,680	$ 5,806	$ 4,218
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	946	689	2,789	1,812
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 988	$ 991	$ 3,017	$ 2,406